UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2009

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  October 2, 2009

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$270,191

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      249  5030.00 SH       SOLE                  5030.00
AFLAC INC                      com              001055102     7646 178891.21SH       SOLE                178891.21
ALBERTO-CULVER CO              com              013078100     7996 288865.00SH       SOLE                288865.00
AMETEK INC NEW                 com              031100100     4770 136641.00SH       SOLE                136641.00
ANSYS, INC.                    com              03662q105     7213 192766.00SH       SOLE                192766.00
APOLLO GROUP INC.              com              037604105     8470 114966.00SH       SOLE                114966.00
AUTOMATIC DATA PROCESSING      com              053015103     9060 230522.00SH       SOLE                230522.00
BERKSHIRE HATHAWAY CL B        com              846702074      292    88.00 SH       SOLE                    88.00
C.H. ROBINSON WORLDWIDE INC NE com              12541w209     6123 106020.00SH       SOLE                106020.00
CHATTEM INC                    com              162456107     4293 64640.00 SH       SOLE                 64640.00
CINTAS CORP                    com              172908105      348 11495.00 SH       SOLE                 11495.00
CISCO SYSTEMS INC              com              17275r102     7890 335194.00SH       SOLE                335194.00
COVANCE INC                    com              222816100     7135 131760.00SH       SOLE                131760.00
CROSSTEX ENERGY L P            com              22765u102       53 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102     9006 133776.13SH       SOLE                133776.13
ECOLAB INC                     com              278865100     8461 183020.00SH       SOLE                183020.00
EXPEDITORS INTL WASH INC       com              302130109     4918 139905.00SH       SOLE                139905.00
EXXON MOBIL CORP               com              30231g102      798 11624.00 SH       SOLE                 11624.00
FISERV INC                     com              337738108    11227 232927.00SH       SOLE                232927.00
GENERAL ELECTRIC               com              369604103     2332 142025.00SH       SOLE                142025.00
ILLINOIS TOOL WORKS INC        com              452308109     7614 178270.00SH       SOLE                178270.00
INTEL CORP                     com              458140100      269 13764.00 SH       SOLE                 13764.00
JOHNSON & JOHNSON              com              478160104     9338 153359.00SH       SOLE                153359.00
MARSHALL & ILSLEY CORPORATION  com              571837103     2606 322911.00SH       SOLE                322911.00
MEDTRONIC INC                  com              585055106     8132 220980.00SH       SOLE                220980.00
MICROSOFT CORP                 com              594918104     8822 343009.00SH       SOLE                343009.00
NORTHERN TRUST CORP            com              665859104     6986 120122.00SH       SOLE                120122.00
OMNICOM GROUP INC              com              681919106     7804 211275.00SH       SOLE                211275.00
ORACLE CORPORATION             com              68389x105     5809 278742.00SH       SOLE                278742.00
PATTERSON COMPANIES            com              703395103      380 13956.00 SH       SOLE                 13956.00
PAYCHEX INC                    com              704326107     8882 305740.00SH       SOLE                305740.00
PEPSICO INC                    com              713448108     6367 108543.00SH       SOLE                108543.00
PFIZER INC                     com              717081103      385 23284.00 SH       SOLE                 23284.00
PRIVATEBANCORP INC             com              742962103     7545 308445.00SH       SOLE                308445.00
PROCTER & GAMBLE CO            com              742718109     7880 136058.00SH       SOLE                136058.00
QUALCOMM INC.                  com              747525103     5835 129725.00SH       SOLE                129725.00
RESMED INC                     com              761152107     8131 179895.00SH       SOLE                179895.00
SCHLUMBERGER LTD               com              806857108     6292 105570.00SH       SOLE                105570.00
STARBUCKS CORP                 com              855244109     4829 233850.00SH       SOLE                233850.00
STERICYCLE INC                 com              858912108     6395 132014.00SH       SOLE                132014.00
STRATASYS INC                  com              862685104     5588 325657.00SH       SOLE                325657.00
STRYKER CORP                   com              863667101     5426 119440.00SH       SOLE                119440.00
SYSCO CORPORATION              com              871829107     5510 221742.00SH       SOLE                221742.00
TARGET CORP                    com              87612e106     7762 166280.00SH       SOLE                166280.00
TETON ENERGY CORP              com              881628101        4 10000.00 SH       SOLE                 10000.00
WALGREEN COMPANY               com              931422109     9958 265772.00SH       SOLE                265772.00
WATERS CORP                    com              941848103     7113 127332.00SH       SOLE                127332.00
WYETH                          com              983024100      248  5100.00 SH       SOLE                  5100.00